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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RBS Partners, L.P.
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Address:    200 Greenwich Avenue
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            Greenwich, CT 06830
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 Form 13F File Number: 28-2610
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
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Title:    President of General Partner
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Phone:    (203) 861-4600
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Signature, Place, and Date of Signing:

/s/ William C. Crowley    Greenwich, CT                         August 16, 2004
-----------------------  ------------------------------------  -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                              -----------------------

Form 13F Information Table Entry Total:                10
                                              -----------------------

Form 13F Information Table Value Total:      $  7,130,882
                                              -----------------------
                                                  (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                  COLUMN 2  COLUMN 3     COLUMN 4          COLUMN 5            COLUMN 6   COLUMN 7      VOTING AUTHORITY
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NAME OF                   TITLE OF                VALUE       SHRS OR   SH/   PUT/    INVESTMENT   OTHER
 ISSUER                    CLASS     CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION  MANAGERS    SOLE     SHARED   NONE
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
AutoNation, Inc.           Common   05329W-10-2    314,073  18,366,852  SH              DEFINED             18,366,852
AutoNation, Inc.           Common   05329W-10-2    971,754  56,827,731  SH               SOLE               56,827,731
Autozone Inc.              Common   053332-10-2    843,695  10,533,020  SH              DEFINED             10,533,020
Autozone Inc.              Common   053332-10-2    752,594   9,395,680  SH               SOLE                9,395,680
Deluxe Corp.               Common   248019-10-1      9,559     219,739  SH              DEFINED                219,739
Deluxe Corp.               Common   248019-10-1     86,562   1,989,926  SH               SOLE                1,989,926
Kmart Holding Corporation  Common   498780-10-5  2,727,783  37,991,410  SH              DEFINED             37,991,410
Kmart Holding Corporation  Common   498780-10-5    250,526   3,489,225  SH               SOLE                3,489,225
Sears, Roebuck & Co.       Common   812387-10-8    169,628   4,492,266  SH              DEFINED              4,492,266
Sears, Roebuck & Co.       Common   812387-10-8  1,004,708  26,607,734  SH               SOLE               26,607,734
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